Prepaid Expenses	6 Months Ended
Jun. 30, 2024
Prepaid Expenses [Abstract]
PREPAID EXPENSES

NOTE 4 — PREPAID EXPENSES

Prepaid expenses consist of the D&O insurance. As of June 30, 2024 and December 31, 2023, the prepaid expenses, net were $154,500 and $0, respectively, in the accompanying consolidated balance sheet.